Written Put Option - Aggregate number of shares of common stock (Details)	Dec. 06, 2021 shares
Reverse Capitalization [Line Items]
Shares held (in shares)	9,952,803
Highbridge Investors
Reverse Capitalization [Line Items]
Shares held (in shares)	2,453,195
Tenor
Reverse Capitalization [Line Items]
Shares held (in shares)	2,499,608
Glazer Investors
Reverse Capitalization [Line Items]
Shares held (in shares)	5,000,000